General Administration (Details) - Schedule of General administration - General Administration [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
General Administration (Details) - Schedule of General administration [Line Items]
Consulting & advisory	$ 1,230,098	$ 553,087
Corporate expenses	452,893	458,663
Telecommunications & IT	237,390	202,560
General & administrative expenses	167,577	224,065
Outsourced development costs	25,287	164,050
Travel costs	447,819	207,862
Doubtful debts expense		235,357
ASX and listing fees	364,505	286,789
Other expenses	64,581	563,234
NASDAQ listing expenses	97,658	1,275,863
Consulting & advisory - share based payments	117,600
Total	$ 3,205,408	$ 4,171,530